August 1, 2016

DBX ETF TRUST

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

(each, a “Fund”)

Supplement to the Statement of Additional Information for Deutsche X-trackers CSI 300

China A-Shares Hedged Equity ETF dated September 4, 2015 and Deutsche X-trackers

Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-

Shares Small Cap ETF dated September 30, 2015

Effective August 1, 2016, the Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF, Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF.

Accordingly, effective that date, the Statement of Additional Information for each Fund will be revised as follows:

With respect to Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF, the third paragraph in the section of the Statement of Additional Information entitled “Investment Advisory, Administrative and Distribution Services—Investment Adviser” is hereby deleted and replaced with the following:

For its investment advisory services to the Fund, the Adviser is entitled to receive a unitary management fee from the Fund at an annual rate equal to 0.70% of the Fund’s average daily net assets. Prior to August 1, 2016, the Adviser received a unitary management fee at an annual rate equal to 0.85% of the Fund’s average daily net assets.

With respect to Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, the chart following the second paragraph in the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Investment Adviser and Sub-Adviser” is hereby deleted and replaced with the following:

For its investment advisory services to each Fund, the Adviser is entitled to receive a unitary management fee from each Fund at the following annual rate of its average daily net assets:

Fund	Fee as a % of average daily net assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.65	*
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65	*
*Prior to August 1, 2016, the Adviser received a unitary management fee at an annual rate equal to 0.80% of the Fund’s average daily net assets.

Please retain this supplement for future reference.